RELATED PARTY TRANSACTIONS - Tax Receivable Agreement (Q1) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 14, 2020	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Refund of preclosing taxes to be paid to Sellers	100.00%	100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years	2 years
Deferred tax asset		$ 11,924
Additional paid-in capital		(48,027)	$ (37,261)	$ (50,271)	$ 0
Tax receivable agreement liability current		510	510		$ 0
Blocker Corp
Related Party Transaction [Line Items]
Deferred tax asset	$ 20,100	20,100
Income taxes receivable	199	199
Tax receivable agreement, liability	16,300	16,300	16,300
Additional paid-in capital	$ 4,000	4,000
Tax receivable agreement liability current		$ 510	$ 500